Annual Fund Operating Expenses - iShares ESG Screened S&P Mid-Cap ETF - iShares ESG Screened S&P Mid-Cap ETF	Sep. 18, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.12%

[1]	The amount rounded to 0.00%.